Subsequent Events	6 Months Ended
Jun. 30, 2018
Subsequent Events [Abstract]
Subsequent Events	NOTE 10 - SUBSEQUENT EVENTS: The Company has evaluated and determined there were no subsequent events through August 14, 2018.